Segmentation of key figures (Details 9) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,622	$ 12,781	$ 26,575	$ 25,312
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,881	4,378	$ 9,333	8,461
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		10.00%
Net sales, change in %, cc	11.00%		10.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,243	10,525	$ 21,813	20,755
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
Innovative Medicines | Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,229	6,874	$ 15,749	13,332
Innovative Medicines | Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		18.00%
Net sales, change in %, cc	22.00%		21.00%
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,594	1,147	$ 3,057	2,254
Innovative Medicines | Promoted Brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		36.00%
Net sales, change in %, cc	41.00%		39.00%
Innovative Medicines | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,950	1,902	$ 3,708	3,715
Innovative Medicines | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		0.00%
Net sales, change in %, cc	4.00%		2.00%
Innovative Medicines | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 961	758	$ 1,804	1,450
Innovative Medicines | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		24.00%
Net sales, change in %, cc	28.00%		26.00%
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,656	1,095	$ 3,147	2,097
Innovative Medicines | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	51.00%		50.00%
Net sales, change in %, cc	54.00%		54.00%
Innovative Medicines | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,782	1,646	$ 3,468	3,184
Innovative Medicines | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		9.00%
Net sales, change in %, cc	10.00%		12.00%
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 286	326	$ 565	632
Innovative Medicines | Promoted Brands [member] | Other Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(11.00%)
Net sales, change in %, cc	(11.00%)		(8.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,014	3,651	$ 6,064	7,423
Innovative Medicines | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(17.00%)		(18.00%)
Net sales, change in %, cc	(13.00%)		(14.00%)
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,503	3,967	$ 8,575	7,642
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		12.00%
Net sales, change in %, cc	14.00%		12.00%
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,740		$ 13,238
Innovative Medicines | Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		1.00%
Net sales, change in %, cc	7.00%		6.00%
Innovative Medicines | Entresto [member] | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,516	1,125	$ 2,915	2,218
Innovative Medicines | Entresto [member] | Promoted Brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		31.00%
Net sales, change in %, cc	37.00%		35.00%
Innovative Medicines | Cosentyx [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,272	1,275	$ 2,348	2,434
Innovative Medicines | Cosentyx [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(4.00%)
Net sales, change in %, cc	1.00%		(1.00%)
Innovative Medicines | Promacta/Revolade [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 583	534	$ 1,130	1,025
Innovative Medicines | Promacta/Revolade [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		10.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Tafinlar + Mekinist [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 496	452	$ 954	855
Innovative Medicines | Tafinlar + Mekinist [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Innovative Medicines | Tasigna [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 476	498	$ 938	959
Innovative Medicines | Tasigna [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(2.00%)
Net sales, change in %, cc	(3.00%)		1.00%
Innovative Medicines | Kisqali [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 493	308	$ 908	547
Innovative Medicines | Kisqali [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	60.00%		66.00%
Net sales, change in %, cc	66.00%		73.00%
Innovative Medicines | Kesimpta [member] | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 489	239	$ 873	434
Innovative Medicines | Kesimpta [member] | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	105.00%		101.00%
Net sales, change in %, cc	105.00%		103.00%
Innovative Medicines | Jakavi [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 435	398	$ 849	787
Innovative Medicines | Jakavi [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		8.00%
Net sales, change in %, cc	11.00%		12.00%
Innovative Medicines | Lucentis [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 395	501	$ 811	1,021
Innovative Medicines | Lucentis [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(21.00%)
Net sales, change in %, cc	(20.00%)		(17.00%)
Innovative Medicines | Xolair [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 362	352	$ 716	720
Innovative Medicines | Xolair [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		(1.00%)
Net sales, change in %, cc	5.00%		3.00%
Innovative Medicines | Sandostatin [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 331	318	$ 660	638
Innovative Medicines | Sandostatin [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		3.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Ilaris [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 316	275	$ 644	560
Innovative Medicines | Ilaris [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		15.00%
Net sales, change in %, cc	17.00%		18.00%
Innovative Medicines | Zolgensma [member] | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 311	379	$ 620	742
Innovative Medicines | Zolgensma [member] | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(16.00%)
Net sales, change in %, cc	(16.00%)		(15.00%)
Innovative Medicines | Gilenya [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 269	555	$ 501	1,160
Innovative Medicines | Gilenya [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(52.00%)		(57.00%)
Net sales, change in %, cc	(52.00%)		(56.00%)
Innovative Medicines | Pluvicto [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 240	10	$ 451	12
Innovative Medicines | Exforge Group [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 184	199	$ 370	399
Innovative Medicines | Exforge Group [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(7.00%)
Net sales, change in %, cc	(4.00%)		(3.00%)
Innovative Medicines | Galvus Group [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 175	222	$ 358	438
Innovative Medicines | Galvus Group [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(18.00%)
Net sales, change in %, cc	(15.00%)		(12.00%)
Innovative Medicines | Diovan Group [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 155	159	$ 313	350
Innovative Medicines | Diovan Group [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(11.00%)
Net sales, change in %, cc	2.00%		(5.00%)
Innovative Medicines | Lutathera [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150	86	$ 299	211
Innovative Medicines | Lutathera [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	74.00%		42.00%
Net sales, change in %, cc	75.00%		43.00%
Innovative Medicines | Gleevec/Glivec [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 142	$ 194	$ 289	$ 392
Innovative Medicines | Gleevec/Glivec [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(26.00%)
Net sales, change in %, cc	(24.00%)		(23.00%)
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,790		$ 16,947
Innovative Medicines | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		7.00%
Net sales, change in %, cc	11.00%		10.00%
Innovative Medicines | Top 20 products [member] | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,685		$ 6,981
Innovative Medicines | Top 20 products [member] | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		14.00%
Innovative Medicines | Top 20 products [member] | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,105		$ 9,966
Innovative Medicines | Top 20 products [member] | Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		2.00%
Net sales, change in %, cc	8.00%		7.00%
Innovative Medicines | Top 20 products [member] | Entresto [member] | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,516		$ 2,915
Innovative Medicines | Top 20 products [member] | Entresto [member] | Promoted Brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		31.00%
Net sales, change in %, cc	37.00%		35.00%
Innovative Medicines | Top 20 products [member] | Entresto [member] | US | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 755		$ 1,459
Innovative Medicines | Top 20 products [member] | Entresto [member] | US | Promoted Brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	38.00%		34.00%
Innovative Medicines | Top 20 products [member] | Entresto [member] | Rest of the world [member] | Promoted Brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 761		$ 1,456
Innovative Medicines | Top 20 products [member] | Entresto [member] | Rest of the world [member] | Promoted Brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	32.00%		29.00%
Net sales, change in %, cc	36.00%		35.00%
Innovative Medicines | Top 20 products [member] | Cosentyx [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,272		$ 2,348
Innovative Medicines | Top 20 products [member] | Cosentyx [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(4.00%)
Net sales, change in %, cc	1.00%		(1.00%)
Innovative Medicines | Top 20 products [member] | Cosentyx [member] | US | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 650		$ 1,178
Innovative Medicines | Top 20 products [member] | Cosentyx [member] | US | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(16.00%)
Innovative Medicines | Top 20 products [member] | Cosentyx [member] | Rest of the world [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 622		$ 1,170
Innovative Medicines | Top 20 products [member] | Cosentyx [member] | Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		13.00%
Net sales, change in %, cc	18.00%		18.00%
Innovative Medicines | Top 20 products [member] | Promacta/Revolade [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 583		$ 1,130
Innovative Medicines | Top 20 products [member] | Promacta/Revolade [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		10.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Top 20 products [member] | Promacta/Revolade [member] | US | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 313		$ 590
Innovative Medicines | Top 20 products [member] | Promacta/Revolade [member] | US | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		14.00%
Innovative Medicines | Top 20 products [member] | Promacta/Revolade [member] | Rest of the world [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 270		$ 540
Innovative Medicines | Top 20 products [member] | Promacta/Revolade [member] | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		6.00%
Net sales, change in %, cc	5.00%		11.00%
Innovative Medicines | Top 20 products [member] | Tafinlar + Mekinist [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 496		$ 954
Innovative Medicines | Top 20 products [member] | Tafinlar + Mekinist [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%
Innovative Medicines | Top 20 products [member] | Tafinlar + Mekinist [member] | US | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 196		$ 390
Innovative Medicines | Top 20 products [member] | Tafinlar + Mekinist [member] | US | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	13.00%		19.00%
Innovative Medicines | Top 20 products [member] | Tafinlar + Mekinist [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 300		$ 564
Innovative Medicines | Top 20 products [member] | Tafinlar + Mekinist [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		7.00%
Net sales, change in %, cc	12.00%		13.00%
Innovative Medicines | Top 20 products [member] | Tasigna [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 476		$ 938
Innovative Medicines | Top 20 products [member] | Tasigna [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		(2.00%)
Net sales, change in %, cc	(3.00%)		1.00%
Innovative Medicines | Top 20 products [member] | Tasigna [member] | US | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 232		$ 443
Innovative Medicines | Top 20 products [member] | Tasigna [member] | US | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		5.00%
Innovative Medicines | Top 20 products [member] | Tasigna [member] | Rest of the world [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 244		$ 495
Innovative Medicines | Top 20 products [member] | Tasigna [member] | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(13.00%)		(8.00%)
Net sales, change in %, cc	(10.00%)		(3.00%)
Innovative Medicines | Top 20 products [member] | Kisqali [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 493		$ 908
Innovative Medicines | Top 20 products [member] | Kisqali [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	60.00%		66.00%
Net sales, change in %, cc	66.00%		73.00%
Innovative Medicines | Top 20 products [member] | Kisqali [member] | US | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 224		$ 406
Innovative Medicines | Top 20 products [member] | Kisqali [member] | US | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	104.00%		115.00%
Innovative Medicines | Top 20 products [member] | Kisqali [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 269		$ 502
Innovative Medicines | Top 20 products [member] | Kisqali [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	36.00%		40.00%
Net sales, change in %, cc	45.00%		50.00%
Innovative Medicines | Top 20 products [member] | Kesimpta [member] | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 489		$ 873
Innovative Medicines | Top 20 products [member] | Kesimpta [member] | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	105.00%		101.00%
Net sales, change in %, cc	105.00%		103.00%
Innovative Medicines | Top 20 products [member] | Kesimpta [member] | US | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 373		$ 668
Innovative Medicines | Top 20 products [member] | Kesimpta [member] | US | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	83.00%		78.00%
Innovative Medicines | Top 20 products [member] | Kesimpta [member] | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 116		$ 205
Innovative Medicines | Top 20 products [member] | Kesimpta [member] | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	231.00%		253.00%
Net sales, change in %, cc	226.00%		261.00%
Innovative Medicines | Top 20 products [member] | Jakavi [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 435		$ 849
Innovative Medicines | Top 20 products [member] | Jakavi [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		8.00%
Net sales, change in %, cc	11.00%		12.00%
Innovative Medicines | Top 20 products [member] | Jakavi [member] | Rest of the world [member] | Promoted Brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 435		$ 849
Innovative Medicines | Top 20 products [member] | Jakavi [member] | Rest of the world [member] | Promoted Brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		8.00%
Net sales, change in %, cc	11.00%		12.00%
Innovative Medicines | Top 20 products [member] | Lucentis [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 395		$ 811
Innovative Medicines | Top 20 products [member] | Lucentis [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(21.00%)
Net sales, change in %, cc	(20.00%)		(17.00%)
Innovative Medicines | Top 20 products [member] | Lucentis [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 395		$ 811
Innovative Medicines | Top 20 products [member] | Lucentis [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(21.00%)
Net sales, change in %, cc	(20.00%)		(17.00%)
Innovative Medicines | Top 20 products [member] | Xolair [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 362		$ 716
Innovative Medicines | Top 20 products [member] | Xolair [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		(1.00%)
Net sales, change in %, cc	5.00%		3.00%
Innovative Medicines | Top 20 products [member] | Xolair [member] | Rest of the world [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 362		$ 716
Innovative Medicines | Top 20 products [member] | Xolair [member] | Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		(1.00%)
Net sales, change in %, cc	5.00%		3.00%
Innovative Medicines | Top 20 products [member] | Sandostatin [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 331		$ 660
Innovative Medicines | Top 20 products [member] | Sandostatin [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		3.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Top 20 products [member] | Sandostatin [member] | US | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 203		$ 412
Innovative Medicines | Top 20 products [member] | Sandostatin [member] | US | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		1.00%
Innovative Medicines | Top 20 products [member] | Sandostatin [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 128		$ 248
Innovative Medicines | Top 20 products [member] | Sandostatin [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		7.00%
Net sales, change in %, cc	18.00%		12.00%
Innovative Medicines | Top 20 products [member] | Ilaris [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 316		$ 644
Innovative Medicines | Top 20 products [member] | Ilaris [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		15.00%
Net sales, change in %, cc	17.00%		18.00%
Innovative Medicines | Top 20 products [member] | Ilaris [member] | US | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 163		$ 304
Innovative Medicines | Top 20 products [member] | Ilaris [member] | US | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		16.00%
Innovative Medicines | Top 20 products [member] | Ilaris [member] | Rest of the world [member] | Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 153		$ 340
Innovative Medicines | Top 20 products [member] | Ilaris [member] | Rest of the world [member] | Promoted Brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		14.00%
Net sales, change in %, cc	13.00%		19.00%
Innovative Medicines | Top 20 products [member] | Zolgensma [member] | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 311		$ 620
Innovative Medicines | Top 20 products [member] | Zolgensma [member] | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(16.00%)
Net sales, change in %, cc	(16.00%)		(15.00%)
Innovative Medicines | Top 20 products [member] | Zolgensma [member] | US | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 84		$ 193
Innovative Medicines | Top 20 products [member] | Zolgensma [member] | US | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(32.00%)		(18.00%)
Innovative Medicines | Top 20 products [member] | Zolgensma [member] | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 227		$ 427
Innovative Medicines | Top 20 products [member] | Zolgensma [member] | Rest of the world [member] | Promoted Brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(16.00%)
Net sales, change in %, cc	(9.00%)		(14.00%)
Innovative Medicines | Top 20 products [member] | Gilenya [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 269		$ 501
Innovative Medicines | Top 20 products [member] | Gilenya [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(52.00%)		(57.00%)
Net sales, change in %, cc	(52.00%)		(56.00%)
Innovative Medicines | Top 20 products [member] | Gilenya [member] | US | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 104		$ 184
Innovative Medicines | Top 20 products [member] | Gilenya [member] | US | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(69.00%)		(71.00%)
Innovative Medicines | Top 20 products [member] | Gilenya [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 165		$ 317
Innovative Medicines | Top 20 products [member] | Gilenya [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(26.00%)		(39.00%)
Net sales, change in %, cc	(26.00%)		(37.00%)
Innovative Medicines | Top 20 products [member] | Pluvicto [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 240		$ 451
Innovative Medicines | Top 20 products [member] | Pluvicto [member] | US | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	227		432
Innovative Medicines | Top 20 products [member] | Pluvicto [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	13		19
Innovative Medicines | Top 20 products [member] | Exforge Group [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 184		$ 370
Innovative Medicines | Top 20 products [member] | Exforge Group [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(7.00%)
Net sales, change in %, cc	(4.00%)		(3.00%)
Innovative Medicines | Top 20 products [member] | Exforge Group [member] | US | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4		$ 8
Innovative Medicines | Top 20 products [member] | Exforge Group [member] | US | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	33.00%		14.00%
Innovative Medicines | Top 20 products [member] | Exforge Group [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 180		$ 362
Innovative Medicines | Top 20 products [member] | Exforge Group [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(8.00%)
Net sales, change in %, cc	(4.00%)		(3.00%)
Innovative Medicines | Top 20 products [member] | Galvus Group [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 175		$ 358
Innovative Medicines | Top 20 products [member] | Galvus Group [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(18.00%)
Net sales, change in %, cc	(15.00%)		(12.00%)
Innovative Medicines | Top 20 products [member] | Galvus Group [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 175		$ 358
Innovative Medicines | Top 20 products [member] | Galvus Group [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(18.00%)
Net sales, change in %, cc	(15.00%)		(12.00%)
Innovative Medicines | Top 20 products [member] | Diovan Group [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 155		$ 313
Innovative Medicines | Top 20 products [member] | Diovan Group [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(11.00%)
Net sales, change in %, cc	2.00%		(5.00%)
Innovative Medicines | Top 20 products [member] | Diovan Group [member] | US | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 12		$ 27
Innovative Medicines | Top 20 products [member] | Diovan Group [member] | US | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		0.00%
Innovative Medicines | Top 20 products [member] | Diovan Group [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 143		$ 286
Innovative Medicines | Top 20 products [member] | Diovan Group [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		(11.00%)
Net sales, change in %, cc	4.00%		(5.00%)
Innovative Medicines | Top 20 products [member] | Lutathera [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 150		$ 299
Innovative Medicines | Top 20 products [member] | Lutathera [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	74.00%		42.00%
Net sales, change in %, cc	75.00%		43.00%
Innovative Medicines | Top 20 products [member] | Lutathera [member] | US | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 106		$ 210
Innovative Medicines | Top 20 products [member] | Lutathera [member] | US | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	108.00%		48.00%
Innovative Medicines | Top 20 products [member] | Lutathera [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 44		$ 89
Innovative Medicines | Top 20 products [member] | Lutathera [member] | Rest of the world [member] | Promoted Brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	26.00%		29.00%
Net sales, change in %, cc	28.00%		35.00%
Innovative Medicines | Top 20 products [member] | Gleevec/Glivec [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 142		$ 289
Innovative Medicines | Top 20 products [member] | Gleevec/Glivec [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(26.00%)
Net sales, change in %, cc	(24.00%)		(23.00%)
Innovative Medicines | Top 20 products [member] | Gleevec/Glivec [member] | US | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 39		$ 77
Innovative Medicines | Top 20 products [member] | Gleevec/Glivec [member] | US | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(32.00%)		(28.00%)
Innovative Medicines | Top 20 products [member] | Gleevec/Glivec [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 103		$ 212
Innovative Medicines | Top 20 products [member] | Gleevec/Glivec [member] | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(25.00%)		(26.00%)
Net sales, change in %, cc	(21.00%)		(21.00%)
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,453		$ 4,866
Innovative Medicines | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		0.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Rest of portfolio [member] | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 818		$ 1,594
Innovative Medicines | Rest of portfolio [member] | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		7.00%
Innovative Medicines | Rest of portfolio [member] | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,635		$ 3,272
Innovative Medicines | Rest of portfolio [member] | Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		(3.00%)
Net sales, change in %, cc	5.00%		4.00%